SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549



                  NOTICE OF REDEMPTION PURSUANT TO
                        RULE 23c-2 UNDER THE
                   INVESTMENT COMPANY ACT OF 1940



            Select Asset Fund III (the "Company"), a closed-end investment company registered under the Investment Company Act of 1940 (file no. 811-10081), hereby notifies the Securities and Exchange Commission of its intention to redeem immediately all the outstanding shares of each of its Auction Market Preferred Stock, Series A (the "AMPS"), upon the occurrence on any date more than 30 days hereafter of any event specified in Section
4.2 of the Statement of Preferences of the Company, dated September 5, 2000, relating to the Series A AMPS. A copy of Section 4.2, which obligates the Company to make mandatory redemptions of the AMPS in the events set forth therein, is attached.



                             SELECT ASSET FUND III



                             By:    /s/ James  A. McIntosh
                                --------------------------------------------
                                  Name: James A. McIntosh
                                  Title: President





                 SECTION 4.2 FROM STATEMENT OF PREFERENCES
                          OF SELECT ASSET FUND III

            4.2 Mandatory Redemption. To the extent permitted under the 1940 Act and Delaware Law and notwithstanding that a No-Call Period may be in effect pursuant to a Specific Redemption Provision, the Shares of AMPS are subject to mandatory redemption in whole or in part in the event of a Mandatory Redemption Event.

            The occurrence of any of the following will be a "Mandatory Redemption Event":

            (a) (i) if both Moody's and S&P are rating the AMPS at the request of the Company, either (A) the aggregate Adjusted Value of all Moody's Eligible Assets held by the Company as of the close of business on any Business Day is less than the Moody's Required Asset Coverage as of such Business Day and such deficiency continues to exist as of 1:00 p.m. (New York time) on the applicable Cure Date or (B) the aggregate Adjusted Value of all S&P Eligible Assets held by the Company as of the close of business on any Business Day is less than the S&P Required Asset Coverage as of such Business Day and such deficiency continues to exist as of 1:00 p.m. (New York time) on the applicable Cure Date or (ii) if Moody's and not S&P is rating the AMPS at the request of the Company, clause (A) above shall be operative and the state of affairs described therein shall exist and clause (B) above shall not be operative or (iii) if S&P and not Moody's is rating the AMPS at the request of the Company, clause (B) above shall be operative and the state of affairs described therein shall exist and clause
(A) above shall not be operative;

            (b) (i) the aggregate Fair Market Value of the Securities and other assets of the Company is less than 130% of the sum of the aggregate AMPS redemption amount for all Shares of AMPS then Outstanding and the aggregate redemption amount applicable to any other Preferred Stock of the Company then outstanding, and such aggregate Fair Market Value remains less than 130% of such amount through the close of business on the applicable Cure Date;

            (c) the Company ceases to qualify as a "regulated investment company" within the meaning of the Code or is subject to federal income taxation as a corporation with respect to its investment income; or

            (d) Merrill Lynch, Pierce, Fenner & Smith Incorporated ceases to be the Broker-Dealer.